Loans and Allowance for Credit Losses (Outstanding Recorded Investment Balances of Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		¥ 922,346	¥ 722,427
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	568,318	353,604
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	357,708	133,524
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	10,690	10,502
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	42,965	46,206
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	38,970	43,918
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	93,899	95,652
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	13	13
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	7,344	6,869
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	7,112	7,711
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	9,617	9,209
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	128,056	103,615
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	53,746	60,634
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[2]	74,598	79,309
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[2]	64,898	98,843
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[2]	32,730	26,422
Nonaccrual [Member] | Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		39,769	41,413
Nonaccrual [Member] | MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		40,103	49,242
Nonaccrual [Member] | Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		¥ 13,449	¥ 13,756

[1]	TDRs for the Commercial and Residential segments include accruing loans with concessions granted and do not include nonaccrual loans with concessions granted.
[2]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2016 and September 30, 2016 are nonaccrual TDRs as follows: ¥41,413 million and ¥39,769 million-Card; ¥49,242 million and ¥40,103 million-MUAH; and ¥13,756 million and ¥13,449 million-Krungsri, respectively.